Earnings per share - Basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Profit attributable to ordinary shareholders of the parent company	$ 14,822	$ 12,607	$ 3,898
Weighted average number of ordinary shares outstanding (in shares)	19,849.0	20,197.0	20,169.0
Effect of dilutive potential ordinary shares (in shares)	137.0	105.0	73.0
Adjusted weighted average number of ordinary shares outstanding (in shares)	19,986.0	20,302.0	20,242.0
Basic earnings per share (in dollars per share)	$ 0.75	$ 0.62	$ 0.19
Diluted earnings per share (in dollars per share)	$ 0.74	$ 0.62	$ 0.19
Antidilutive securities (in shares)	9.4	8.6	14.6